Game operation cost	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Game operation cost
Game operation cost

9.Game operation cost

Game operation cost consists of employee benefits expenses and technical support services. The following table summarizes game operation cost for the six months ended June 30, 2023 and 2022.

	Six months ended	Six months ended
	June 30, 2023	June 30, 2022
Employee benefits expenses	(21,152)	(17,078)
Technical support services	(5,633)	(3,462)
	(26,785)	(20,540)

Technical support services mainly relate to maintenance and upgrades of the Group’s software applications provided by a third party and costs associated with hosting services.

9.   Game operation cost

Game operation cost consists of employee benefits expenses and technical support services. The following table summarizes game operation cost for the years ended December 31, 2022, 2021 and 2020.

	2022	2021	2020
Employee benefits expenses	(35,282)	(13,985)	(1,276)
Technical support services	(8,754)	(4,960)	(16,114)
	(44,036)	(18,945)	(17,390)

Technical support services mainly relate to maintenance and upgrades of the Group’s software applications provided by a third party and costs associated with hosting services.